Financial Risk Management - Commodity Price Sensitivity (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)	20.00%
Gold production period hedged (in months)	24 months
Limit of silver production hedged (as a percent)	50.00%
Silver production period hedged (in months)	24 months
Cash flow hedges | Commodity price risk | US$ Gold Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	7.00%	9.00%
Reasonably possible decrease in risk variable percent	7.00%	9.00%
Increase by 10%, impact on other comprehensive income	R (141)	R (152)
Decrease by 10%, impact on other comprehensive income	R 137	R 150
Cash flow hedges | Commodity price risk | Rand Gold Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	7.00%	9.00%
Reasonably possible decrease in risk variable percent	7.00%	9.00%
Increase by 10%, impact on other comprehensive income	R (1,472)	R (1,001)
Decrease by 10%, impact on other comprehensive income	R 1,314	R 998